Components of Income Tax Provision Benefit from Continuing Operations by Taxing Jurisdiction (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components Of Income Tax Expense Benefit [Line Items]
Current		$ (493)	$ 4,244
Deferred			20
Federal Income Tax Expense (Benefit), Continuing Operations, Total		(493)	4,264
Current	23	(123)	617
Deferred			111
State and Local Income Tax Expense (Benefit), Continuing Operations, Total	23	(123)	728
Current	602	77	2,032
Deferred	46	294	236
Foreign Income Tax Expense (Benefit), Continuing Operations, Total	648	371	2,268
Total income tax provision (benefit)	$ 671	$ (245)	$ 7,260